Inventories, net	12 Months Ended
Dec. 31, 2016
Inventories, net
Inventories, net

Note 8—Inventories, net

“Inventories, net” consisted of the following:

	December 31,
($ in millions)	2016	2015
Raw materials	1,692	1,793

Work in process	1,326	1,574
Finished goods	1,369	1,442
Advances to suppliers	149	188

	4,536	4,997
Advance payments consumed	(189)	(240)

Total	4,347	4,757

“Work in process” in the table above contains inventoried costs relating to long-term contracts of $212 million and $411 million at December 31, 2016 and 2015, respectively. “Advance payments consumed” in the table above relates to contractual advances received from customers on work in process.